Other current liabilities - Schedule of Composition of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Current Liabilities [Abstract]
Unpaid salary and salary related expenses	$ 17,615	$ 9,866
Accrued interest	19,175	19,860
Accrued vacation leave	9,885	9,337
Commercial provision	20,200	0
Accrued commercial fees	24,718	24,718
Accrued royalties	11,845	10,933
Accrued other expenses	16,687	19,511
Total	120,125	$ 94,225
Termination benefit liability	$ 1,400